13. INTANGIBLE ASSETS AND GOODWILL: Schedule of Finite-Lived Intangible Assets and Goodwill, Future Amortization Expense (Details)	12 Months Ended
Dec. 31, 2020 CAD ($)
Details
Estimated future amortization, 2021	$ 18,986,865
Estimated future amortization, 2022	18,986,865
Estimated future amortization, 2023	18,986,865
Estimated future amortization, 2024	18,986,865
Estimated future amortization, 2025	15,281,373
Estimated future amortization, Total	$ 91,228,833